Other income/expenses and adjustments - Summary of Changes In The Fair Value Of Financial Instruments (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Changes in the fair value of financial instruments [Line Items]
Gain (Loss) on change in fair value of warrants	£ 40,039	£ (109,849)	£ 875
Private placement [Member]
Disclosure of Changes in the fair value of financial instruments [Line Items]
Gain (Loss) on change in fair value of warrants	39,535	(45,977)
Bank Loan [member]
Disclosure of Changes in the fair value of financial instruments [Line Items]
Gain (Loss) on change in fair value of warrants	£ 504	(714)	£ 875
Embedded Derivative [Member]
Disclosure of Changes in the fair value of financial instruments [Line Items]
Gain (Loss) on change in fair value of warrants		£ (63,158)